Securities (Narrative) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [table]
Debt Securities Held Net of allowance	$ 370,664	$ 373,947
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [table]
Debt Securities Held Net of allowance	300,071	308,016
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [table]
Debt Securities Held Net of allowance	$ 70,593	$ 65,931